Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Stock, Shares, Issued	60,708,914	59,938,374
Common Stock, Shares, Outstanding	59,487,853	58,387,313
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares, Issued	60,708,914	59,938,374
Common Stock, Shares, Outstanding	59,487,853	58,387,313